DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2018
Due To Related Parties Tables Abstract
Amounts due to related parties

	June 30, 2018	June 30, 2017
Amounts owing to officers and a director of the company	$-	$12,796
Amounts owing to entities related by virtue of common officers	-	38,486
Interest accrued on related party notes payable	-	118,888
	$-	$170,170